CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 214,934,376	¥ 1,477,781,304	¥ 769,368,001	¥ 354,810,048
Cost of revenues	(186,045,502)	(1,279,155,847)	(714,669,718)	(367,587,499)
Gross (loss)/profit	28,888,874	198,625,457	54,698,283	(12,777,451)
Operating expenses:
Selling and marketing expenses	(21,838,539)	(150,150,872)	(83,064,894)	(89,753,835)
Research and development expenses	(13,353,486)	(91,811,892)	(39,492,743)	(33,089,565)
General and administrative expenses	(39,867,741)	(274,110,654)	(76,411,871)	(90,839,388)
Operating loss	(46,170,892)	(317,447,961)	(144,271,225)	(226,460,239)
Change in fair value of a convertible loan	(5,017,796)	(34,499,858)	(43,006,399)
Interest expenses	(1,123,071)	(7,721,675)	(3,153,521)	(2,320,169)
Interest income	436,157	2,998,796	1,006,972	660,601
Investment income	669,311	4,601,849	2,315,536	370,118
Foreign currency exchange (losses)/gain	239,426	1,646,173	1,612,766	(6,279,783)
Government grants	202,923	1,395,200	833,000	1,308,550
Loss before income taxes	(50,763,942)	(349,027,476)	(184,662,871)	(232,720,922)
Net loss	(50,763,942)	(349,027,476)	(184,662,871)	(232,720,922)
Other comprehensive (losses)/income:
Foreign currency translation adjustment, net of nil income taxes	(4,135,971)	(28,436,867)	9,994,461	(2,674,062)
Unrealized gain on available for sale securities, net of nil income taxes	677,123	4,655,556	2,415,901	457,471
Less: reclassification adjustment for gain on available for sale securities realized in net income, net of nil income taxes	(669,311)	(4,601,849)	(2,315,536)	(370,118)
Comprehensive loss	$ (54,892,101)	¥ (377,410,636)	¥ (174,568,045)	¥ (235,307,631)
Net loss per ordinary share
Basic and diluted | (per share)	$ (0.77)	¥ (5.30)	¥ (7.02)	¥ (22.35)
Weighted average number of shares outstanding used in computing net loss per ordinary share
Basic and diluted	65,834,876	65,834,876	26,295,181	10,414,325